Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Deferred	$ (44,046)	$ 15,506	$ (37,501)
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	(23,671)	25,430	(25,590)
Sociedad Minera Cerro Verde S.A.A. [Member]
Income tax
Current	550,731	175,870	107,666
Deferred	30,864	25,962	139,934
income tax expense (benefit)	581,595	201,832	247,600
Mining taxes
Current mining royalty and special mining tax	144,895	32,203	47,032
Supplementary retirement fund
Current	8,828	2,568	1,835
Deferred	385	323	1,607
Total Supplementary retirement fund	9,213	2,891	3,442
Income tax expense reported in the statements of comprehensive income	$ 735,703	$ 236,926	$ 298,074